Related Party Transactions - Income (Expenses) With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Net income / (expenses)	$ (1,847)	$ (3,376)	$ (3,203)
Luna Pool Agency Limited
Related Party Transaction [Line Items]
Net income / (expenses)	(56)	(42)	(28)
Ocean Yield Malta Limited
Related Party Transaction [Line Items]
Net income / (expenses)	(1,719)	(3,221)	(1,914)
Ultranav Business Support ApS
Related Party Transaction [Line Items]
Net income / (expenses)	(72)	(100)	(1,115)
Naviera Ultranav Limitada
Related Party Transaction [Line Items]
Net income / (expenses)	0	(13)	(15)
Norton Lilly International Inc
Related Party Transaction [Line Items]
Net income / (expenses)	$ 0	$ 0	$ (131)